SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2019 segment	Dec. 31, 2019 segment	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1	2
Net revenue			$ 607,199	¥ 3,961,962	¥ 8,616,784	¥ 11,244,114	[1]
Other income/(expenses)			(10,348)	(67,521)	268,990	1,007,246	[1]
Income/(loss) before provision for income taxes			(118,522)	(773,359)	1,397,019	1,783,392	[1]
Depreciation and amortization			$ 14,065	91,772	125,850	147,992	[1]
Operating segments
Segment Reporting Information [Line Items]
Net revenue				3,961,962	8,616,784	11,244,114
Total segment income/(loss) from operations				(501,249)	1,507,511	1,121,540
Other income/(expenses)				(67,521)	268,990	1,007,246
Wealth Management Segment
Segment Reporting Information [Line Items]
Net revenue				1,432,364	2,176,215	1,986,960
Depreciation and amortization				1,888	2,690	3,018
Wealth Management Segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue				1,432,364	2,176,215	1,986,960
Operating costs and expenses				(760,180)	(915,202)	(1,561,310)
Total segment income/(loss) from operations				672,184	1,261,013	425,650
Consumer Credit Segment
Segment Reporting Information [Line Items]
Net revenue				2,529,598	6,440,569	9,257,154
Depreciation and amortization				78,751	89,912	107,920
Consumer Credit Segment | Operating segments
Segment Reporting Information [Line Items]
Net revenue				2,529,598	6,440,569	9,257,154
Operating costs and expenses				(3,703,031)	(6,194,071)	(8,561,264)
Total segment income/(loss) from operations				(1,173,433)	246,498	695,890
Unallocated expenses				(204,589)	(379,482)	(345,394)
Income/(loss) before provision for income taxes				¥ (773,359)	¥ 1,397,019	¥ 1,783,392

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.